Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses	Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
	(In thousands)
Trade payables	$231,192	$221,641
Accrued payroll and employee benefits	76,183	90,513
Dividends payable	67,624	64,032
Accrued warehouse expenses	46,088	42,032
Accrued interest	39,739	36,222
Accrued workers' compensation expenses	36,404	35,944
Value added tax payable	3,432	18,947
Other accrued expenses	73,397	94,080
Total accounts payable and accrued expenses	$574,059	$603,411